Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Cash Flows [Abstract]
Unrealized loss in values of securities available-for-sale, net of taxes	$ 4,261	$ 1,058	$ 2,612